Brazilian Central Bank deposits and deposits from credit institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classification:
Financial liabilities at amortized cost	R$ 118,511,957	R$ 116,079,014	R$ 121,005,909
Total	118,511,957	116,079,014	121,005,909
Type:
Demand deposits (1)	5,100,220	3,520,842	126,203
Time deposits (2)	95,289,502	87,824,144	75,754,363
Repurchase agreements	18,122,235	24,734,028	45,125,343
Comprising:
Operations Backed by Private Securities (3)	62,882	70,188	13,478,131
Backed operations with Government Securities	18,059,353	24,663,840	31,647,212
Total	R$ 118,511,957	R$ 116,079,014	R$ 121,005,909